FAIR VALUE OF FINANCIAL INSTRUMENTS - Valuation Techniques on Fair Value Measurements (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Table] [Line Items]
Financial assets	$ 61,402	$ 59,010
Financial liabilities	(293,079)	(286,537)
Level 2
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Table] [Line Items]
Financial assets	8,644	8,070
Financial liabilities	(4,181)	(5,119)
Level 2 | Accounts payable and other
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Table] [Line Items]
Financial liabilities	(4,179)	(5,119)
Level 2 | Accounts payable and other | Discounted cash flows
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Table] [Line Items]
Financial liabilities	(4,179)
Level 2 | Redeemable fund units (subsidiary equity obligations)
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Table] [Line Items]
Financial liabilities	(2)	0
Level 2 | Accounts receivable and other
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Table] [Line Items]
Financial assets	3,257	2,520
Level 2 | Other financial assets | Market approach
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Table] [Line Items]
Financial assets	5,387
Level 3
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Table] [Line Items]
Financial assets	8,733	8,801
Financial liabilities	(3,231)	(3,518)
Level 3 | Accounts payable and other
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Table] [Line Items]
Financial liabilities	(3,086)	(3,259)
Level 3 | Accounts payable and other | Discounted cash flows
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Table] [Line Items]
Financial liabilities	(3,086)
Level 3 | Redeemable fund units (subsidiary equity obligations)
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Table] [Line Items]
Financial liabilities	(145)	(259)
Level 3 | Redeemable fund units (subsidiary equity obligations) | Discounted cash flows
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Table] [Line Items]
Financial liabilities	(145)
Level 3 | Accounts receivable and other
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Table] [Line Items]
Financial assets	$ 66	$ 89